Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information
Schedule of key revenue streams	Key revenue streams are as below (in thousands):

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Marketing services (i)	1,956,480	1,652,992	1,247,092
Paid membership	1,230,804	1,826,557	1,761,978
Vocational training	248,266	565,585	468,111
Others	169,369	153,755	121,724
Total revenues	3,604,919	4,198,889	3,598,905

(i)

The Group reported revenues generated from advertising and content-commerce solutions collectively as “marketing services revenue” to better present the Group’s business and results of operation in line with the Group’s overall strategies during the year ended December 31, 2023, the revenue of marketing services for the year ended December 31, 2022 have been retrospectively re-classified.